Right-of-use Assets and Lease Liabilities - Schedule of Lease Obligations Classification (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Current	SFr (502)	SFr (315)
Non-current	(1,811)	(865)
Total	SFr (2,313)	SFr (1,180)	SFr (605)